Employee benefit plans - Summary of Defined Benefit Pension Plans with Projected Benefit Obligation in Excess of Plan Assets (Detail) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 962.2	$ 1,275.2
Fair value of plan assets	701.6	1,003.4
Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	721.9	719.7
Fair value of plan assets	532.3	509.1
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	240.3	555.5
Fair value of plan assets	$ 169.3	$ 494.3